Revenue by destination and product	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue by destination and product	6 Revenue by destination and product
Recognition and measurement
We recognise sales revenue related to the transfer of promised goods or services when control of the goods or services passes to the customer. The amount of revenue recognised reflects the consideration to which the Group is or expects to be entitled in exchange for those goods or services.
Sales revenue is recognised on individual sales when control transfers to the customer. In most instances, control passes and sales revenue is recognised when the product is delivered to the vessel or vehicle on which it will be transported once loaded, the destination port or the customer’s premises. There may be circumstances when judgement is required based on the five indicators of control below:
–The customer has the significant risks and rewards of ownership and has the ability to direct the use of, and obtain substantially all of the remaining benefits from, the good or service.
–The customer has a present obligation to pay in accordance with the terms of the sales contract. For shipments under the Incoterms cost, insurance and freight (CIF)/carriage paid to (CPT)/cost and freight (CFR), this is generally when the ship is loaded, at which time the obligation for payment is for both product and freight.
–The customer has accepted the asset. Sales revenue may be
subject to adjustment if the product specification does not conform to the terms specified in the sales contract but this does not impact the passing of control. Assay and specification adjustments have historically been immaterial.
–The customer has legal title to the asset. The Group usually retains legal title until payment is received for credit risk purposes only.
–The customer has physical possession of the asset. This indicator may be less important as the customer may obtain control of an asset prior to obtaining physical possession, which may be the case for goods in transit.
Revenue is principally derived from sale of commodities. We sell the majority of our products on CFR or CIF Incoterms. This means that the
Group is responsible (acts as principal) for providing shipping services and, in some instances, insurance after the date at which control of goods passes to the customer at the loading port. The Group, therefore, has separate performance obligations for freight and insurance services that are provided solely to facilitate the sale of the products it produces.
Other Incoterms commonly used by the Group are free on board (FOB), where the Group has no responsibility for freight or insurance once control of the goods has passed at the loading port, and delivered at place (DAP), where control of the goods passes when the product is delivered to the agreed destination. For these Incoterms, there is only one performance obligation, being the provision of product at the point where control passes.
Within each sales contract, each unit of product shipped is a separate performance obligation. Revenue is generally recognised at the contracted price as this reflects the standalone selling price. Sales revenue excludes any applicable sales taxes. Sales of copper concentrate are stated net of the treatment and refining charges, which will be required to convert it to an end product.
The Group’s products are sold to customers under contracts that vary in tenure and pricing mechanisms, including some volumes sold on the spot market. Pricing for iron ore is on a range of terms, the majority being either monthly or quarterly average pricing mechanisms, with a smaller proportion of iron ore volumes being sold on the spot market.
Certain of the Group’s products may be provisionally priced at the date revenue is recognised and a provisional invoice issued; however, substantially all iron ore and aluminium sales are reflected at final prices in the results for the period. Provisionally priced receivables are subsequently measured at fair value through the income statement under IFRS 9 “Financial Instruments” as described in note 24. The final selling price for all provisionally priced products is based on the price for the quotational period stipulated in the contract. Final prices for copper concentrate are normally determined between 30 and 120 days after delivery to the customer. The change in value of the provisionally priced receivable is based on relevant forward market prices and is included in sales revenue. Refer to “Other revenue” within the sales by product disclosure below.
Revenues from the sale of significant by-products, such as gold, are included in sales revenue. Third-party commodity swap arrangements principally for delivery and receipt of smelter-grade alumina are offset within operating costs. The sale and purchase of third-party production for own use or to mitigate shortfalls in our production are accounted for on a gross basis with sales presented within revenue from contracts with customers. Other operating income includes revenue incidental to the main revenue-generating activities of the operations and is treated as a credit to operating costs.
Typically, the Group has a right to payment before or at the point that control of the goods passes, including a right, where applicable, to payment for provisionally priced products and unperformed freight and insurance services. Cash received before control passes is recognised as a contract liability. The amount of consideration does not contain a significant financing component as payment terms are less than one year.
We have a number of long-term contracts to supply products to customers in future periods. Generally, revenue is recognised on an invoice basis, as each unit sold is a separate performance obligation and therefore the right to consideration from a customer corresponds directly with our performance completed to date.
We do not disclose sales revenue from freight and insurance services separately as we do not consider that this is necessary in order to understand the impact of economic factors on the Group. Our Chief
Executive, the chief operating decision maker as defined under IFRS 8
“Operating Segments”, does not review information specifically relating to these sources of revenue in order to evaluate the performance of business segments and Group information on these sources of revenue is not provided externally.
Consolidated sales revenue by destination(a)

	2023%	2022%	2021%	2023 US$m	2022 US$m	2021 US$m
Greater China (includes Taiwan)	59.6	54.3	59.7	32,193	30,172	37,878
United States of America	13.9	15.9	12.6	7,516	8,823	8,012
Asia (excluding Greater China and Japan)	7.2	7.1	6.9	3,881	3,937	4,415
Japan	6.9	7.4	7.9	3,727	4,091	5,012
Europe (excluding UK)	5.3	6.5	5.2	2,859	3,618	3,271
Canada	2.9	3.1	2.6	1,588	1,743	1,677
Australia	1.7	1.9	1.8	923	1,047	1,122
UK	0.1	0.3	0.4	81	182	243
Other countries	2.4	3.5	2.9	1,273	1,941	1,865
Consolidated sales revenue	100	100	100	54,041	55,554	63,495
(a)Consolidated sales revenue by geographical destination is based on the ultimate country of the product's destination, if known. Where the ultimate destination is not known, we have defaulted to the shipping address of the customer. Rio Tinto is domiciled in both the UK and Australia.
Consolidated sales revenue by product
We have sold the following products to external customers during the year:

	2023
	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m
Iron ore	33,383	389	33,772
Aluminium, alumina and bauxite	12,039	(63)	11,976
Copper	3,219	(1)	3,218
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,806	(8)	2,798
Gold	470	6	476
Diamonds	444	—	444
Other products and freight services(b)	1,360	(3)	1,357
Consolidated sales revenue	53,721	320	54,041

	2022			2021
	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m	Revenue from contracts with customers US$m	Other revenue(a) US$m	Consolidated sales revenue US$m
Iron ore	33,068	(267)	32,801	42,992	(796)	42,196
Aluminium, alumina and bauxite	13,955	(165)	13,790	12,336	103	12,439
Copper	3,276	(80)	3,196	3,229	96	3,325
Industrial minerals (comprising titanium dioxide slag, borates and salt)	2,685	(16)	2,669	2,114	3	2,117
Gold	564	9	573	1,075	2	1,077
Diamonds	816	—	816	501	—	501
Other products and freight services(b)	1,710	(1)	1,709	1,837	3	1,840
Consolidated sales revenue	56,074	(520)	55,554	64,084	(589)	63,495
(a)Consolidated sales revenue includes both revenue from contracts with customers, accounted for under IFRS 15 “Revenue from Contracts with Customers”, and subsequent movements in provisionally priced receivables, accounted for under IFRS 9, and included in “other revenue” above.
(b)“Other products and freight services” includes metallic co-products, molybdenum, silver and other commodities.